EQUITY - Stock warrants activities (Details) - Warrant - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2023
Number of Warrants
Granted	141,800
Outstanding of ending balance	141,800
Warrants exercisable at October 31, 2022		141,800
Weighted Average Exercise Price
Granted	$ 194.29
Outstanding of ending balance	$ 194.29
Warrants exercisable at October 31, 2022		$ 194.29
Intrinsic value		$ 0